TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 10 – TAXES ON INCOME

a.	Measurement of results for tax purposes

The Company as a “foreign-investment company” measures its results for tax purposes in dollar based on Income Tax Regulations (Bookkeeping Principles of Foreign Invested Companies and of Certain Partnerships and the Determination of Their Taxable Income), 1986.

b.	Tax rates

The Company is taxed according to Israeli tax laws. The taxable income of the Company, other than income from Benefited Enterprises (see c below), is subject to the regular Israeli corporate tax rate, which is currently 23%.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”)

Under the Investment Law, including Amendment No. 60 to the Investment Law that was published in April 2005, by virtue of the Benefited Enterprise program for certain of its production facilities, the Company may be entitled to various tax benefits.

The main benefit arising from such status is the reduction in tax rates on income derived from a Benefited Enterprise. The extent of such benefits depends on the location of the enterprise. Since the Company’s facilities are not located in “national development zone A,” income derived from Benefited Enterprises will be tax exempt for a period of two years and then have a reduced tax rate for a period of up to an additional eight years.

The period of tax benefits, as described above, is limited to 12 years from the beginning of the Benefited Enterprise election year (2012). As of December 31, 2021, the period of benefits has not yet commenced.

In the event of distribution or deemed distribution of dividends from income which was tax exempt as above, the amount distributed will be subject to the tax rate it was exempted from.

The Company is entitled to claim accelerated depreciation in respect of equipment used by the Benefited Enterprises during five tax years.

Entitlement to the above benefits is conditioned upon the Company fulfilling the conditions stipulated by the Investment Law and regulations published thereunder.

In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to apply the regular tax depreciation rates and pay tax on the income in question at the regular corporate tax rates with the addition of linkage differences to the Israeli consumer price index and interest.

The Investment Law was amended as part of the Economic Policy Law for the years 2011-2012 (the “Amendment”), which became effective on January 1, 2011.

The Amendment sets alternative benefit tracks to the ones currently in place under the provisions of the Investment Law, including a reduced corporate tax rate. Tax rate for “Preferred Enterprise” income of companies not located in national development zone A is 16% for fiscal year 2014 and thereafter.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 10 – TAXES ON INCOME (continued):

The benefits are granted to companies that qualify under criteria set forth in the Investment Law; for the most part, those criteria are similar to the criteria that have existed in the Investment Law prior to its amendment and the benefit period is unlimited in time. However, in accordance with the Amendment, the classification of licensing income as Preferred income may be subject to the issuance of a pre-ruling by the Israel Tax Authority.

Additional amendments to the Investment Law became effective in January 2017 (the “2017 Amendment”). Under the 2017 Amendment, and provided the conditions stipulated therein are met, income derived by Preferred Companies from ‘Preferred Technological Enterprises’ (“PTE”) (as defined in the 2017 Amendment), would be subject to reduced corporate tax rates of 7.5% in Development Zone “A” and 12% elsewhere, or 6% in case of a ‘Special Preferred Technological Enterprise’ (“SPTE”) as defined in the 2017 Amendment) regardless of the company’s geographical location within Israel. A Preferred Company distributing dividends from income derived from its PTE or SPTE, would subject the recipient to a 20% tax (or lower, if so provided under an applicable tax treaty). The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a corporate shareholder who is not an Israeli resident for tax purposes would be subject to a 4% tax (inter alia, if the amount of foreign investors in the distributing company exceeds 90%). Such taxes would generally be withheld at source by the distributing company.

On June 14, 2017, the Encouragement of Capital Investments Regulations (Preferred Technology Income and Capital Profits for a Technological Enterprise), 2017 (the “Regulations”) were published, which adopted Action 5 under the base erosion and profit shifting (“BEPS”) regulations. The Regulations describe, inter alia, the mechanism used to determine the calculation of the benefits under the PTE and under the SPTE Regime and determine certain requirements relating to documentation of intellectual property for the purpose of the PTE. According to these provisions, a company that complies with the terms under the PTE regime may be entitled to certain tax benefits with respect to income generated during the company’s regular course of business and derived from the preferred intangible asset (as determined in the Investments Law), excluding income derived from intangible assets used for marketing and income attributed to production activity. In the event that intangible assets used for marketing purposes generate over 10% of the PTE’s income, the relevant portion, calculated using a transfer pricing study, would be subject to regular corporate income tax. If such income does not exceed 10%, the PTE will not be required to exclude the marketing income from the PTE’s total income. The Regulations set a presumption of direct production expenses plus 10% with respect to income related to production, which can be countered by the results of a supporting transfer pricing study. Tax rates applicable to such production income expenses will be similar to the tax rates under the Preferred Enterprise regime, to the extent such income would be considered as eligible. In order to calculate the preferred income, the PTE is required to take into account the income and the research and development expenses that are attributed to each single preferred intangible asset. Nevertheless, it should be noted that the transitional provisions allow companies to take into account the income and research and development expenses attributed to all of the preferred intangible assets they have. Under the Regulations, the Company’s corporate tax rate is expected to be between 12% to 16%.

Under the transitional provisions of the Investment Law, a company is allowed to continue to enjoy the tax benefits available under the Investment Law prior to its amendment until the end of the period of benefits, as defined in the Investment Law.

In each year during the period of benefits of its Benefited Enterprise, the Company will be able to opt for application of the Amendment, thereby making available to itself the tax rate described above. The Company’s election to apply the Amendment is irrevocable.

As of December 31, 2021, the Company’s management decided not to adopt the application of the Amendment.

There is no assurance that future taxable income of the Company will qualify as Benefited, Preferred or Preferred Technological income or that the benefits described above will be available to the Company in the future.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 10 – TAXES ON INCOME (continued):

d.	Losses for tax purposes carried forward to future years

The balance of carry forward losses of the Company as of December 31, 2021 is $222.0 million.

Under Israeli tax laws, carryforward tax losses have no expiration date.

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.

As the achievement of required future taxable income is not likely, the Company recorded a full valuation allowance.

e.	Tax assessments

The Company has tax assessments that are considered to be final through tax year 2016.

f.	Deferred Taxes

The following table presents summary of information concerning the Company’s deferred taxes as of the periods ending December 31, 2021 and December 31, 2020.

	December 31
	2021	2020
	U.S. dollars
	in thousands
In respect of:
Net operating loss carry forwards	51,070	45,553
Research and development expenses	4,310	3,244
Other timing differences	309	375
Less – valuation allowance	(55,690)	(49,172)
Net deferred tax assets	-	-

Deferred taxes are computed using the tax rates expected to be in effect when those differences reverse.

The changes in valuation allowance are comprised as follows:

	Year ended December 31,
	2021	2020
	(U.S. dollars in thousands)
Balance at the beginning of year	$49,172	$43,770
Additions during the year	6,158	5,402
Balance at end of year	$55,690	$49,172

Losses for tax purposes carried forward to future years:

The main reconciling item between the statutory tax rate of the Company and the effective rate is the provision for a full valuation allowance in respect of tax benefits from carry forward tax losses due to the uncertainty of the realization of such tax benefits and the Company’s three year cumulative loss position (see above).

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)